Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of changes in goodwill

	2025 £m	2024 £m
Cost at 1 January	6,982	6,811
Exchange adjustments	(276)	(39)
Additions through business combinations (Note 40)	342	210
Transfer to assets held for sale	(30)	–
Cost at 31 December	7,018	6,982
Net book value at 1 January	6,982	6,811
Net book value at 31 December	7,018	6,982

Summary of goodwill allocated to segments	All goodwill is allocated to the Group’s segments as follows:

	2025 £m	2024 £m
Commercial Operations	6,091	6,076
Research and Development	927	906
Net book value at 31 December	7,018	6,982

Schedule of discounted cash flow models used in impairment tests	Details relating to the discounted cash flow models used in the impairment tests are as follows:

Valuation basis	Fair value less costs of disposal
Key assumptions	Sales growth rates Profit margins Terminal growth rate Discount rate Taxation rate
Determination of assumptions
Growth rates are internal forecasts based on both internal and external market information.
Margins reflect past experience, adjusted for expected changes.
Terminal growth rates based on management’s estimate of future long-term average growth rates.
Discount rates based on Group WACC, adjusted where appropriate.
Taxation rates based on appropriate rates for each jurisdiction.

Period of specific projected cash flows	Five years
Terminal growth rate and discount rate		Terminal growth rate	Discount rate
2025
	Commercial Operations	1% p.a.	7.5% p.a.
	Research and Development	1% p.a.	7.5% p.a.
2024
	Commercial Operations	1% p.a.	7.5% p.a.
	Research and Development	1% p.a.	7.5% p.a.